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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2214
Columbia Funds Trust I
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principle executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	10/31/04

Date of reporting period:	7/31/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO - Columbia Tax-Managed Aggressive Growth Fund

July 31, 2004  (Unaudited)

	Shares	Value ($)
Common Stocks - 97.1%
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.6%
Autoliv, Inc.	1,360	57,242
Auto Components Total		57,242

Hotels, Restaurants & Leisure - 5.4%
Applebee’s International, Inc.	2,300	61,272
Cheesecake Factory (a)	1,400	58,478
Four Seasons Hotels, Inc.	500	30,345
Harrah’s Entertainment, Inc.	1,600	74,384
Hilton Hotels Corp.	4,130	73,638
International Game Technology	1,520	49,157
Marriott International, Inc., Class A	1,100	53,680
Yum! Brands, Inc.	4,400	168,916
Hotels, Restaurants & Leisure Total		569,870

Household Durables - 1.1%
Centex Corp.	1,300	55,146
D. R. Horton, Inc.	2,100	58,023
Household Durables Total		113,169

Leisure Equipment & Products - 0.5%
Brunswick Corp.	1,440	56,203
Leisure Equipment & Products Total		56,203

Media - 3.0%
Lamar Advertising Co. (a)	1,300	52,273
Univision Communications, Inc., Class A (a)	5,310	153,831
XM Satellite Radio Holdings, Inc., Class A (a)	4,200	110,838
Media Total		316,942

Specialty Retail - 3.5%
Bed Bath & Beyond, Inc. (a)	1,230	43,530
Chico’s FAS, Inc. (a)	800	33,496
PETCO Animal Supplies, Inc. (a)	1,800	53,766
PETsMART, Inc.	1,800	55,818
Staples, Inc.	4,590	132,559
Tiffany & Co.	1,300	46,475
Specialty Retail Total		365,644

See notes to investment portfolio.

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc. (a)	1,800	77,022
Textiles, Apparel & Luxury Goods Total		77,022
CONSUMER DISCRESTIONARY TOTAL		1,556,092

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	600	49,392
Food & Staples Retailing Total		49,392

Food Products - 1.5%
Dean Foods Co. (a)	2,830	104,653
Hershey Foods Corp.	1,200	58,128
Food Products Total		162,781

Personal Products - 0.5%
Alberto-Culver Co.	1,100	51,282
Personal Products Total		51,282
CONSUMER STAPLES TOTAL		263,455

ENERGY - 10.4%
Energy Equipment & Services - 7.6%
Baker Hughes, Inc.	5,000	201,500
BJ Services Co.	2,620	130,109
Cooper Cameron Corp. (a)	1,100	56,199
Nabors Industries Ltd. (a)	1,020	47,430
National-Oilwell, Inc. (a)	5,580	186,651
Patterson-UTI Energy, Inc.	9,740	177,560
Energy Equipment & Services Total		799,449

Oil & Gas - 2.8%
Apache Corp.	1,480	68,865
EOG Resources, Inc.	900	57,195
Murphy Oil Corp.	630	48,724
XTO Energy, Inc.	4,200	125,580
Oil & Gas Total		300,364
ENERGY TOTAL		1,099,813

FINANCIALS - 4.8%
Capital Markets - 0.6%
E*Trade Financial Corp. (a)	5,500	60,885
Capital Markets Total		60,885

See notes to investment portfolio.

Commercial Banks - 2.4%
North Fork Bankcorporation, Inc.	1,400	54,670
TCF Financial Corp.	1,400	84,560
UCBH Holdings, Inc.	1,400	54,726
Zions Bancorp	900	54,450
Commercial Banks Total		248,406

Insurance - 1.0%
Ambac Financial Group, Inc.	1,530	108,798
Insurance Total		108,798

Real Estate - 0.8%
St. Joe Co.	2,000	86,040
Real Estate Total		86,040
FINANCIALS TOTAL		504,129

HEALTH CARE - 19.6%
Biotechnology - 2.0%
Amylin Pharmaceuticals, Inc. (a)	3,500	72,100
Genzyme Corp. (a)	1,900	97,432
Marteck Biosciences Corp. (a)	1,000	47,320
Biotechnology Total		216,852

Health Care Equipment & Supplies - 6.1%
Beckman Coulter, Inc.	1,300	71,721
Biomet, Inc.	2,400	105,576
Boston Scientific Corp. (a)	1,090	41,703
Fisher Scientific International, Inc. (a)	2,600	151,320
Gen-Probe, Inc. (a)	1,700	63,614
Kinetic Concepts, Inc. (a)	2,700	121,284
Varian Medical Systems, Inc. (a)	1,230	84,882
Health Care Equipment & Supplies Total		640,100

Health Care Providers & Services - 5.2%
Accredo Health, Inc. (a)	3,000	97,200
Anthem, Inc. (a)	700	57,729
Community Health Systems, Inc. (a)	2,020	49,712
DaVita, Inc. (a)	5,400	163,998
McKesson Corp.	4,100	131,897
UnitedHealth Group, Inc.	699	43,984
Health Care Providers & Services Total		544,520

See notes to investment portfolio.

Pharmaceuticals - 6.3%
Barr Laboratories, Inc. (a)	1,470	50,495
Elan Corp. PLC, ADR (a)	4,300	88,365
Endo Pharmaceuticals Holdings, Inc. (a)	4,100	78,720
ImClone Systems, Inc. (a)	700	41,244
IVAX Corp. (a)	2,360	56,286
Medicis Pharmaceutical Corp., Class A	5,600	200,312
Nektar Therapeutics (a)	3,900	68,406
Teva Pharmaceutical Industries Ltd., ADR	2,580	76,368
Pharmaceuticals Total		660,196
HEALTH CARE TOTAL		2,061,668

INDUSTRIALS - 12.7%
Aerospace & Defense - 1.0%
L-3 communications Holdings, Inc.	900	55,035
United Defense Industries, Inc. (a)	1,600	55,440
Aerospace & Defense Total		110,475

Airlines - 0.8%
JetBlue Airways Corp.	3,500	83,335
Airlines Total		83,335

Building Products - 0.5%
Masco Corp.	1,800	54,432
Building Products Total		54,432

Commercial Services & Supplies - 7.7%
Avery Dennison Corp.	1,000	60,570
Career Education Corp. (a)	1,100	37,191
ChoicePoint, Inc. (a)	3,200	134,400
Cintas Corp.	1,300	54,548
Corporate Executive Board Co.	2,420	137,214
Education Management Corp. (a)	2,460	68,290
Iron Mountain, Inc. (a)	3,400	109,718
Manpower, Inc.	3,360	146,328
Robert Half International, Inc.	2,100	58,422
Commercial Services & Supplies Total		806,681

Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	2,000	79,960
Construction & Engineering Total		79,960

See notes to investment portfolio.

Machinery - 0.9%
Zebra Technologies Corp., Class A (a)	1,200	99,156
Machinery Total		99,156

Transportation Infrastructure - 1.0%
C.H. Robinson Worldwide, Inc.	1,200	52,476
Expeditors International of Washington, Inc.	1,100	51,051
Transportation Infrastructure Total		103,527
INDUSTRIALS TOTAL		1,337,566

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 3.2%
Avaya, Inc. (a)	3,800	55,670
Comverse Technology, Inc. (a)	6,700	114,302
Juniper Networks, Inc. (a)	4,610	105,846
Polycom, Inc. (a)	3,220	62,082
Communications Equipment Total		337,900

Computers & Peripherals - 0.3%
Lexmark International, Inc. (a)	400	35,400
Computers & Peripherals Total		35,400

Electronic Equipment & Instruments - 4.0%
Agilent Technologies, Inc. (a)	2,100	50,001
CDW Corp.	1,610	103,523
National Instruments Corp.	2,000	58,100
Solectron Corp. (a)	9,800	53,900
Thermo Electron Corp. (a)	3,800	97,736
Vishay Intertechnology, Inc. (a)	3,480	53,940
Electronic Equipment & Instruments Total		417,200

Internet Software & Services - 2.4%
Ask Jeeves, Inc. (a)	2,800	81,424
Check Point Software Technologies Ltd. (a)	4,520	89,903
SINA Corp., Registered Shares (a)	2,700	76,545
Internet Software & Services Total		247,872

IT Services - 2.2%
Cognizant Technology Solutions Corp., Class A (a)	4,500	123,975
Fiserv, Inc. (a)	1,800	61,668
Sungard Data Systems, Inc. (a)	1,800	41,958
IT Services Total		227,601

See notes to investment portfolio.

Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices, Inc. (a)	5,000	62,450
Altera Corp. (a)	2,800	58,296
Linear Technology Corp.	3,700	144,670
Marvell Technology Group Ltd. (a)	2,200	51,084
Microchip Technology, Inc.	6,620	191,781
National Semiconductor Corp. (a)	3,710	63,627
NVIDIA Corp. (a)	4,840	74,536
PMC-Sierra, Inc. (a)	8,400	99,792
Silicon Laboratories, Inc. (a)	2,900	102,341
United Microelectronics Corp., ADR (a)	2,270	8,398
Semiconductor Equipment & Products Total		856,975

Software - 5.1%
Amdocs Ltd. (a)	2,290	49,693
BMC Software, Inc. (a)	4,920	77,146
Citrix Systems, Inc. (a)	4,500	79,290
Hyperion Solutions Corp. (a)	2,600	106,652
Mercury Interactive Corp. (a)	2,990	109,314
Novell, Inc. (a)	8,000	54,720
VERITAS Software Corp. (a)	3,180	60,611
Software Total		537,426
INFORMATION TECHNOLOGY TOTAL		2,660,374

MATERIALS - 3.9%
Chemicals - 1.2%
Potash Corp. of Saskatchewan, Inc. (a)	1,360	131,498
Chemicals Total		131,498

Metals & Mining - 2.7%
Freeport McMoRan Copper & Gold, Inc., Class B	1,600	55,760
Inco Ltd. (a)	1,600	53,392
Peabody Energy Corp.	2,100	117,978
Phelps Dodge Corp.	700	54,558
Metals & Mining Total		281,688
MATERIALS TOTAL		413,186

TELECOMMUNICATION SERVICES - 3.1%
Wireless Telecommunication Services - 3.1%
Crown Castle International Corp. (a)	6,200	87,544
Millicom International Cellular SA (a)	3,700	62,419
Nextel Partners, Inc., Class A (a)	5,350	85,975
Western Wireless Corp. (a)	3,600	95,004
Wireless Telecommunication Services Total		330,942
TELECOMMUNICATION SERVICES TOTAL		330,942

See notes to investment portfolio.

TOTAL COMMON STOCKS - 97.1%
(Cost of $9,702,344)		10,227,225

	Par ($)
Short -Term Obligation - 4.2%
Repurchase agreement with State Street Bank & Trust Co., dated 07/30/04, due 08/02/04 at 1.240% collateralized by U.S. Treasury Bond/Note with various maturities to 08/15/29 market value $458,475 (repurchase proceeds $445,046) (Cost of $445,000)	445,000	445,000

Total Investments - 101.3%
(Cost of $10,147,344) (b)		10,672,225

Other Assets & Liabilities, Net - (1.3%)		(142,143)
Net Assets - 100.0%		10,530,082

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Cost for both financial statement and federal income tax purposes is the same.

Acronym	Name

ADR	American Depositary Receipt

Investment Portfolio

Columbia Tax-Managed Growth Fund

July 31, 2004  (Unaudited)

	Shares	Value ($)
Common Stocks - 98.3%
CONSUMER DISCRETIONARY - 8.5%
Media - 4.3%
Univision Communications, Inc., Class A (a)	238,000	6,894,860
Viacom, Inc., Class B	172,872	5,806,770
Media Total		12,701,630

Multiline Retail - 2.3%
Kohl’s Corp. (a)	148,000	6,772,480
Multiline Retail Total		6,772,480

Specialty Retail - 1.9%
Lowe’s Companies, Inc.	114,000	5,554,080
Specialty Retail Total		5,554,080
CONSUMER DISCRETIONARY TOTAL		25,028,190

CONSUMER STAPLES - 10.0%
Food & Staples Retailing - 6.0%
Walgreen Co.	213,000	7,753,200
Wal-Mart Stores, Inc.	184,800	9,796,248
320,000 Food & Staples Retailing Total		17,549,448

Household Products - 4.0%
Colgate-Palmolive Co.	110,000	5,852,000
Procter & Gamble Co.	113,000	5,892,950
Household Products Total		11,744,950
CONSUMER STAPLES TOTAL		29,294,398

ENERGY - 7.0%
Energy Equipment & Services - 1.6%
Nabors Industries Ltd. (a)	105,000	4,882,500
Energy Equipment & Services Total		4,882,500

Oil & Gas - 5.4%
Apache Corp.	75,000	3,489,750
Exxon Mobil Corp.	191,000	8,843,300
Schlumberger Ltd.	54,000	3,473,280
Oil & Gas Total		15,806,330
ENERGY TOTAL		20,688,830

See notes to investment portfolio.

FINANCIALS - 20.8%
Capital Markets - 4.5%
Lehman Brothers Holdings, Inc.	98,000	6,869,800
Merrill Lynch & Co., Inc.	125,100	6,219,972
Capital Markets Total		13,089,772

Commercial Banks - 2.7%
Bank of America Corp. (b)	94,300	8,016,443
Commercial Banks Total		8,016,443

Diversified Financial Services - 2.2%
Citigroup, Inc.	147,155	6,488,064
Diversified Financial Services Total		6,488,064

Insurance - 8.3%
American International Group, Inc.	107,854	7,619,885
Chubb Corp.	61,000	4,195,580
RenaissanceRe Holdings Ltd.	135,080	7,159,240
XL Capital Ltd., Class A	77,800	5,498,904
Insurance Total		24,473,609

Thrifts & Mortgage Finance - 3.1%
Fannie Mae	69,200	4,910,432
New York Community Bancorp, Inc.	212,333	4,085,287
Thrifts & Mortgage Finance Total		8,995,719
FINANCIALS TOTAL		61,063,607

HEALTH CARE - 16.5%
Biotechnology - 1.8%
Amgen, Inc. (a)	93,800	5,335,344
Biotechnology Total		5,335,344

Health Care Equipment & Supplies - 5.9%
Medtronic, Inc.	139,500	6,928,965
St. Jude Medical, Inc. (a)	99,000	6,744,870
Zimmer Holdings, Inc. (a)	50,000	3,815,500
Health Care Equipment & Supplies Total		17,489,335

Health Care Providers & Services - 1.9%
Express Scripts, Inc., Class A (a)	86,500	5,674,400
Health Care Providers & Services Total		5,674,400

See notes to investment portfolio.

Pharmaceuticals - 6.9%
AstraZeneca PLC, ADR	130,000	5,839,600
Eli Lilly & Co.	81,000	5,161,320
Pfizer, Inc.	139,250	4,450,430
Teva Pharmaceutical Industries Ltd., ADR	160,000	4,736,000
Pharmaceuticals Total		20,187,350
HEALTH CARE TOTAL		48,686,429

INDUSTRIALS - 12.8%
Aerospace & Defense - 1.6%
Goodrich Corp.	146,000	4,720,180
Aerospace & Defense Total		4,720,180

Commercial Services & Supplies - 2.3%
Waste Management, Inc.	239,500	6,739,530
Commercial Services & Supplies Total		6,739,530

Electrical Equipment - 2.2%
Emerson Electric Co.	106,300	6,452,410
Electrical Equipment Total		6,452,410

Industrial Conglomerates - 2.4%
General Electric Co.	211,910	7,046,008
Industrial Conglomerates Total		7,046,008

Machinery - 4.3%
Eaton Corp.	111,000	7,175,040
Illinois Tool Works, Inc.	61,600	5,576,032
Machinery Total		12,751,072
INDUSTRIALS TOTAL		37,709,200

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	342,700	7,148,722
Communications Equipment Total		7,148,722

Computers & Peripherals - 6.3%
Dell, Inc. (a)	117,000	4,149,990
EMC Corp. (a)	400,000	4,388,000
Lexmark International, Inc. (a)	78,000	6,903,000
Network Appliance, Inc. (a)	165,000	3,186,150
Computers & Peripherals Total		18,627,140

See notes to investment portfolio.

IT Services - 2.4%
Affiliated Computer Services, Inc., Class A (a)	133,000	6,902,700
IT Services Total		6,902,700

Semiconductors & Semiconductor Equipment - 5.8%
Intel Corp.	240,000	5,851,200
National Semiconductor Corp. (a)	244,000	4,184,600
Texas Instruments, Inc.	216,975	4,628,077
Xilinx, Inc.	83,000	2,442,690
Semiconductors & Semiconductor Equipment Total		17,106,567

Software - 3.7%
Electronic Arts, Inc. (a)	94,000	4,712,220
Microsoft Corp.	218,700	6,224,202
Software Total		10,936,422
INFORMATION TECHNOLOGY TOTAL		60,721,551

MATERIALS - 2.1%
Paper & Forest Products - 2.1%
International Paper Co.	140,500	6,073,815
Paper & Forest Products Total		6,073,815
MATERIALS TOTAL		6,073,815

TOTAL COMMON STOCKS - 98.3%
(Cost of $242,173,376)		289,266,020

	Par ($)
Short-Term Obligation - 1.9%
Repurchase agreement with State Street Bank & Trust Co., dated 07/30/04, due 08/02/04 at 1.24%, collateralized by a U.S. Treasury Bond maturing 08/15/26, market value $5,734,800 (repurchase proceeds $5,622,581) (Cost of $5,622,000)	5,622,000	5,622,000

Total Investments - 100.2%		294,888,020
(Cost of $247,795,376) (c)

Other Assets & Liabilities, Net - (0.2%)		(572,600)
Net Assets - 100.0%		294,315,420

See notes to investment portfolio.

Notes to Investment Portfolio:

(a)          Non-income producing security.

(b)         Investments in affiliates during the nine months ended July 31, 2004:

Security Name:  Bank of America Corp.  (As a result of the acquisition of FleetBoston Financial Corp. effective April 1, 2004, Bank of America Corp. became the parent company of the Investment Advisor.)

Shares as of 10/31/03: 86,300

Shares bought: 41,500

Shares sold:  (33,500)

Shares as of 07/31/04: 94,300

Net realized gain: $342,790

Dividend income earned: $75,440*

Value at end of period:  $8,016,443

*Represents activity for the period April 1, 2004 through July 31, 2004.

(c)          Cost for both financial statement and federal income tax purposes is the same.

Acronym	Name
ADR	American Depositary Receipt

Investment Portfolio

Columbia Tax-Managed Growth Fund II

July 31, 2004 (Unaudited)

	Shares	Value ($)
Common Stocks - 97.6%
CONSUMER DISCRETIONARY - 8.4%
Media - 4.3%
Univision Communications, Inc., Class A (a)	34,130	988,746
Viacom, Inc., Class B	23,300	782,647
Media Total		1,771,393

Multiline Retail - 2.2%
Kohl’s Corp. (a)	20,400	933,504
Multiline Retail Total		933,504

Specialty Retail - 1.9%
Lowe’s Companies, Inc.	16,600	808,752
Specialty Retail Total		808,752
CONSUMER DISCRETIONARY TOTAL		3,513,649

CONSUMER STAPLES - 10.0%
Food & Staples Retailing - 5.8%
Walgreen Co.	28,500	1,037,400
Wal-Mart Stores, Inc.	26,170	1,387,272
Food & Staples Retailing Total		2,424,672

Household Products - 4.2%
Colgate-Palmolive Co.	15,500	824,600
Procter & Gamble Co.	17,200	896,980
Household Products Total		1,721,580
CONSUMER STAPLES TOTAL		4,146,252

ENERGY - 7.0%
Energy Equipment & Services - 2.8%
Nabors Industries Ltd. (a)	14,400	669,600
Schlumberger Ltd.	7,500	482,400
Energy Equipment & Services Total		1,152,000

Oil & Gas - 4.2%
Apache Corp.	11,000	511,830
Exxon Mobil Corp.	27,000	1,250,100
Oil & Gas Total		1,761,930
ENERGY TOTAL		2,913,930

FINANCIALS - 19.5%
Capital Markets - 4.2%
Lehman Brothers Holdings, Inc.	12,700	890,270
Merrill Lynch & Co., Inc.	17,200	855,184
Capital Markets Total		1,745,454

Commercial Banks - 2.1%
Bank of America Corp. (b)	10,300	875,603
Commercial Banks Total		875,603

See notes to investment portfolio.

Diversified Financial Services - 2.1%
Citigroup, Inc.	20,000	881,800
Diversified Financial Services Total		881,800

Insurance - 8.2%
American International Group, Inc.	15,663	1,106,591
Chubb Corp.	8,350	574,313
RenaissanceRe Holdings Ltd.	18,950	1,004,350
XL Capital Ltd., Class A	10,500	742,140
Insurance Total		3,427,394

Thrifts & Mortgage Finance - 2.9%
Fannie Mae	9,085	644,672
New York Community Bancorp, Inc.	28,766	553,458
Thrifts & Mortgage Finance Total		1,198,130
FINANCIALS TOTAL		8,128,381

HEALTH CARE - 17.0%
Biotechnology - 2.0%
Amgen, Inc. (a)	14,400	819,072
Biotechnology Total		819,072

Health Care Equipment & Supplies - 6.3%
Medtronic, Inc.	19,300	958,631
St. Jude Medical, Inc. (a)	15,100	1,028,763
Zimmer Holdings, Inc. (a)	8,200	625,742
Health Care Equipment & Supplies Total		2,613,136

Health Care Providers & Services - 1.9%
Express Scripts, Inc., Class A (a)	12,000	787,200
Health Care Providers & Services Total		787,200

Pharmaceuticals - 6.8%
AstraZeneca PLC, ADR	18,500	831,020
Eli Lilly & Co.	11,300	720,036
Pfizer, Inc.	20,487	654,764
Teva Pharmaceutical Industries Ltd., ADR	22,000	651,200
Pharmaceuticals Total		2,857,020
HEALTH CARE TOTAL		7,076,428

INDUSTRIALS - 13.3%
Aerospace & Defense - 1.5%
Goodrich Corp.	20,000	646,600
Aerospace & Defense Total		646,600

Commercial Services & Supplies - 2.3%
Waste Management, Inc.	33,600	945,504
Commercial Services & Supplies Total		945,504

Electrical Equipment - 2.2%
Emerson Electric Co.	15,000	910,500
Electrical Equipment Total		910,500

See notes to investment portfolio.

Industrial Conglomerates - 3.0%
General Electric Co.	37,155	1,235,404
Industrial Conglomerates Total		1,235,404

Machinery - 4.3%
Eaton Corp.	15,500	1,001,920
Illinois Tool Works, Inc.	8,600	778,472
Machinery Total		1,780,392
INDUSTRIALS TOTAL		5,518,400

INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	47,395	988,660
Communications Equipment Total		988,660

Computers & Peripherals - 6.1%
Dell, Inc. (a)	16,500	585,255
EMC Corp. (a)	54,000	592,380
Lexmark International, Inc. (a)	10,300	911,550
Network Appliance, Inc. (a)	23,000	444,130
Computers & Peripherals Total		2,533,315

IT Services - 2.1%
Affiliated Computer Services, Inc., Class A (a)	17,200	892,680
IT Services Total		892,680

Semiconductors & Semiconductor Equipment - 5.9%
Intel Corp.	33,200	809,416
National Semiconductor Corp. (a)	36,000	617,400
Texas Instruments, Inc.	29,350	626,035
Xilinx, Inc.	13,700	403,191
Semiconductors & Semiconductor Equipment Total		2,456,042

Software - 3.8%
Electronic Arts, Inc. (a)	14,000	701,820
Microsoft Corp.	31,500	896,490
Software Total		1,598,310
INFORMATION TECHNOLOGY TOTAL		8,469,007

MATERIALS - 2.1%
Paper & Forest Products - 2.1%
International Paper Co.	20,100	868,923
Paper & Forest Products Total		868,923
MATERIALS TOTAL		868,923

TOTAL COMMON STOCKS - 97.6%
(Cost of $37,191,932)		40,634,970

See notes to investment portfolio.

	Par ($)
Short-Term Obligation - 2.7%
Repurchase agreement with State Street Bank & Trust Co., dated 07/30/04, due 08/02/04 at 1.240%, collateralized by a U.S. Treasury Bond maturing 08/15/26, market value $1,160,325 (repurchase proceeds $1,134,117) (Cost of $1,134,000)	1,134,000	1,134,000

Total Investments - 100.3%
(Cost of $38,325,932) (c)		41,768,970

Other Assets & Liabilities, Net - (0.3%)		(112,900)
Net Assets - 100%		41,656,070

Notes to Investment Portfolio:

(a)          Non-income producing security.

(b)         Investments in affiliates during the nine months ended July 31, 2004:

Security Name:  Bank of America Corp.  (As a result of the acquisition of FleetBoston, effective April 1, 2004, Bank of America Corp. became the parent company of the Investment Advisor.)

Shares as of 10/31/03: 12,100

Shares bought: 2,800

Shares sold: (4,600)

Shares as of 07/31/04:  10,300

Net realized gain: $47,462

Dividend income earned: $8,240*

Value at end of period:  $875,603

*Represents activity for the period April 1, 2004 through July 31, 2004.

(c)  Cost for both financial statement and federal income tax purposes is the same.

Acronym	Name

ADR	American Depositary Receipt

Investment Portfolio

Columbia Tax-Managed Value Fund

July 31, 2004 (Unaudited)

	Shares	Value ($)
Common Stocks - 98.7%
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 0.8%
General Motors Corp.	13,922	600,595
Automobiles Total		600,595

Hotels, Restaurants & Leisure - 1.8%
Harrah’s Entertainment, Inc.	4,034	187,541
Wendy’s International, Inc.	31,832	1,138,631
Hotels, Restaurants & Leisure Total		1,326,172

Media - 3.8%
Clear Channel Communications, Inc.	15,161	541,248
Gannett Co., Inc.	4,674	388,596
McGraw-Hill Companies, Inc.	10,156	762,309
Time Warner, Inc. (a)	51,352	855,011
Viacom, Inc., Class A	9,168	312,170
Media Total		2,859,334

Specialty Retail - 1.0%
Office Depot, Inc. (a)	43,944	720,682
Specialty Retail Total		720,682
CONSUMER DISCRETIONARY TOTAL		5,506,783

CONSUMER STAPLES - 9.7%
Beverages - 1.8%
PepsiCo, Inc.	26,629	1,331,450
Beverages Total		1,331,450

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	18,540	753,836
Food & Staples Retailing Total		753,836

Food Products - 2.2%
ConAgra Foods, Inc.	32,660	849,160
Kraft Foods, Inc., Class A	25,655	783,760
Food Products Total		1,632,920

Household Products - 3.7%
Clorox Co.	17,222	857,139
Kimberly-Clark Corp.	15,406	987,062
Procter & Gamble Co.	18,264	952,468
Household Products Total		2,796,669

See notes to investment portfolio.

Tobacco - 1.0%
Altria Group, Inc.	15,136	720,474
Tobacco Total		720,474
CONSUMER STAPLES TOTAL		7,235,349

ENERGY - 13.9%
Energy Equipment & Services - 2.0%
Halliburton Co.	46,273	1,469,168
Energy Equipment & Services Total		1,469,168

Oil & Gas - 11.9%
BP PLC, ADR	34,806	1,961,666
ConocoPhillips	26,307	2,072,202
Exxon Mobil Corp.	55,617	2,575,067
Marathon Oil Corp.	38,906	1,465,589
Royal Dutch Petroleum Co., N.Y. Registered Shares	16,538	831,861
Oil & Gas Total		8,906,385
ENERGY TOTAL		10,375,553

FINANCIALS - 30.1%
Capital Markets - 6.8%
Bank of New York Co., Inc.	35,797	1,028,448
Goldman Sachs Group, Inc.	6,733	593,783
J.P. Morgan Chase & Co.	57,424	2,143,638
Morgan Stanley	17,774	876,791
State Street Corp.	11,056	473,307
Capital Markets Total		5,115,967

Commercial Banks - 6.3%
National City Corp.	16,630	606,995
U.S. Bancorp	60,483	1,711,669
Wachovia Corp.	17,289	766,076
Wells Fargo & Co.	28,316	1,625,622
Commercial Banks Total		4,710,362

Consumer Finance - 1.0%
MBNA Corp.	31,448	776,451
Consumer Finance Total		776,451

Diversified Financial Services - 4.0%
Citigroup, Inc.	67,980	2,997,238
Diversified Financial Services Total		2,997,238

Insurance - 8.4%
AFLAC, Inc.	11,096	439,845
Ambac Financial Group, Inc.	11,101	789,392
American International Group, Inc.	22,731	1,605,945
Lincoln National Corp.	15,594	681,458

See notes to investment portfolio.

Marsh & McLennan Companies, Inc.	8,724	387,171
St. Paul Travelers Companies, Inc.	20,904	774,911
Willis Group Holdings Ltd.	22,401	779,555
XL Capital Ltd., Class A	11,322	800,239
Insurance Total		6,258,516

Real Estate - 1.7%
Archstone-Smith Trust, REIT	13,344	392,714
Kimco Realty Corp., REIT	9,117	438,528
Vornado Realty Trust, REIT	7,399	429,808
Real Estate Total		1,261,050

Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	7,166	516,669
Freddie Mac	14,020	901,626
Thrifts & Mortgage Finance Total		1,418,295
FINANCIALS TOTAL		22,537,879

HEALTH CARE - 4.6%
Health Care Providers & Services - 2.0%
Aetna, Inc.	17,111	1,468,124
Health Care Providers & Services Total		1,468,124

Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	13,822	316,524
Johnson & Johnson	7,328	405,019
Merck & Co., Inc.	8,768	397,629
Pfizer, Inc.	26,617	850,679
Pharmaceuticals Total		1,969,851
HEALTH CARE TOTAL		3,437,975

INDUSTRIALS - 11.3%
Aerospace & Defense - 4.2%
General Dynamics Corp.	9,431	931,971
Honeywell International, Inc.	21,249	799,175
Raytheon Co.	11,300	379,115
United Technologies Corp.	10,876	1,016,906
Aerospace & Defense Total		3,127,167

Commercial Services & Supplies - 1.4%
Waste Management, Inc.	39,419	1,109,251
Commercial Services & Supplies Total		1,109,251

Industrial Conglomerates - 3.8%
General Electric Co.	48,043	1,597,430
Textron, Inc.	19,988	1,225,264
Industrial Conglomerates Total		2,822,694

See notes to investment portfolio.

Machinery - 1.9%
Deere & Co.	12,853	807,297
Ingersoll Rand Co. Ltd., Class A	8,740	600,351
Machinery Total		1,407,648
INDUSTRIALS TOTAL		8,466,760

INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.8%
Nokia Oyj, ADR	53,528	621,995
Communications Equipment Total		621,995

Computers & Peripherals - 2.1%
International Business Machines Corp.	8,561	745,406
Lexmark International, Inc., Class A (a)	9,273	820,660
Computers & Peripherals Total		1,566,066

IT Services - 1.2%
Accenture Ltd., Class A (a)	37,666	927,714
IT Services Total		927,714

Office Electronics - 1.2%
Xerox Corp. (a)	62,893	871,697
Office Electronics Total		871,697

Software - 1.5%
Electronic Arts Inc.	15,190	761,475
Microsoft Corp.	12,655	360,161
Software Total		1,121,636
INFORMATION TECHNOLOGY TOTAL		5,109,108

MATERIALS - 3.6%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	22,647	1,171,982
Chemicals Total		1,171,982

Paper & Forest Products - 2.0%
MeadWestvaco Corp.	30,332	905,714
Weyerhaeuser Co.	9,806	607,972
Paper & Forest Products Total		1,513,686
MATERIALS TOTAL		2,685,668

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 5.1%
BellSouth Corp.	46,418	1,257,464
SBC Communications, Inc.	49,879	1,263,934
Verizon Communications, Inc.	34,686	1,336,798
Diversified Telecommunication Services Total		3,858,196
TELECOMMUNICATION SERVICES TOTAL		3,858,196

See notes to investment portfolio.

UTILITIES - 6.2%
Electric Utilities - 6.2%
American Electric Power Co., Inc.	25,310	787,394
Consolidated Edison, Inc.	28,704	1,176,003
Entergy Corp.	11,382	654,465
Southern Co.	21,410	626,885
TXU Corp.	35,021	1,388,933
Electric Utilities Total		4,633,680
UTILITIES TOTAL		4,633,680

TOTAL COMMON STOCKS - 98.7%
(Cost of $61,733,872)		73,846,951

Investment Company - 1.0%
iShares Russell 1000 Value Index Fund
(Cost of $743,437)	12,657	750,560

	Par ($)
Short-Term Obligation - 0.4%
Repurchase agreement with State Street Bank & Trust Co., dated 07/30/04, due 08/02/04 at 1.24%, collateralized by a U.S. Treasury Bond maturing 11/15/27, market value $323,713	313,000	313,000
(repurchase proceeds $313,032)
(Cost of $313,000)

Total Investments - 100.1%		74,910,511
(Cost of $62,790,309) (b)

Other Assets & Liabilities, Net - (0.1%)		(117,650)
Net Assets - 100%		74,792,861

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for both financial statement and federal income tax purposes is the same.

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust I

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, President and Treasurer

Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, President and Treasurer

Date	September 27, 2004